Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 327,267	¥ 98,260
Additions	440,495	374,594
Amortizations	(318,693)	(145,488)
Impairments	(134)	(99)
Ending balances (current and non-current)	448,935	327,267
Deferred costs, current	243,447	180,657	$ 34,969
Deferred costs, non-current	¥ 205,488	¥ 146,610	$ 29,517